Segment Reporting, including Geographic Area Data and Major Customers	12 Months Ended
Dec. 31, 2011
Segment Reporting, including Geographic Area Data and Major Customers
NOTE 22	Segment Reporting, including Geographic Area Data and Major Customers

In June 1997, the FASB issued guidance in accordance with ASC 280, “Segment Reporting.” ASC 280 establishes standards for the way public business enterprises are to report information about operating segments in annual financial statements and requires those enterprises to report selected financial information about operating segments in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic area data and major customers.

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. During 2010, TSYS reorganized its operating segments in a manner that reflects the way the chief operating decision maker (CODM) views the business. The change involved accumulating corporate administration expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations, that existed in all operating segments and categorizing them, and spin-related costs, as Corporate Administration.

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet an Atlanta-based merchant acquirer. TermNet’s financial results are included in the Merchant Services segment.

North America Services includes electronic payment processing services and other services provided from within the North America region. International Services includes electronic payment processing and other services provided from outside the North America region. Merchant Services includes electronic processing and other services provided to merchant acquiring institutions.

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as Information Technology support, that TSYS allocates asymmetrically.

Years ended December 31,
(in thousands)
Operating Segments	2011	2010	2009
Revenues before reimbursable items
North America Services	$809,069	809,012	880,668
International Services	380,129	321,846	322,697
Merchant Services	373,159	337,178	232,262
Intersegment revenues	(21,659)	(25,600)	(28,322)

Revenues before reimbursable items from external customers	$1,540,698	1,442,436	1,407,305

Total revenues
North America Services	$954,550	956,546	1,048,932
International Services	394,831	334,954	337,757
Merchant Services	487,997	458,921	327,055
Intersegment revenues	(28,412)	(32,844)	(36,261)

Revenues from external customers	$1,808,966	1,717,577	1,677,483

Depreciation and amortization
North America Services	$78,155	78,834	84,577
International Services	51,888	40,792	34,791
Merchant Services	36,124	40,298	32,590
Corporate Administration	2,998	3,003	3,690

Total depreciation and amortization	$169,165	162,927	155,648

Segment operating income
North America Services	$253,844	244,989	285,409
International Services	41,408	42,689	57,654
Merchant Services	112,986	102,444	71,437
Corporate Administration	(85,782)	(80,693)	(70,474)

Operating income	$322,456	309,429	344,026

At December 31,	2011	2010	2009
Total assets
North America Services	$1,621,664	1,632,882	1,535,129
International Services	433,203	408,880	379,606
Merchant Services	487,858	460,750	215,855
Intersegment assets	(684,333)	(550,251)	(419,636)

Total assets	$1,858,392	1,952,261	1,710,954

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	At December 31,
(in millions)	2011	2010
United States	$194.8	203.8
Europe	52.4	58.3
Japan	9.7	11.3
Other	9.7	26.7

Totals	$266.6	300.1

The following geographic area data represents revenues for the years ended December 31 based on the domicile of the Company’s customers:

(in millions)	2011	%	2010	%	2009	%
United States	$1,227.8	67.9	$1,204.4	70.1	$1,183.8	70.6
Europe	283.5	15.7	250.2	14.6	269.4	16.1
Canada	171.5	9.5	161.9	9.4	139.7	8.3
Japan	76.3	4.2	61.3	3.6	48.9	2.9
Mexico	7.8	0.4	7.9	0.5	8.1	0.5
Other	42.1	2.3	31.9	1.8	27.6	1.6

Totals	$1,809.0	100.0	$1,717.6	100.0	$1,677.5	100.0

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following table reconciles segment revenue to revenues by geography for the years ended December 31:

	North America Services			International Services			Merchant Services
(in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
United States	$741.5	748.2	859.5	$—	—	—	$486.3	456.2	324.3
Europe	0.7	0.8	0.8	282.8	249.4	268.6	—	—	—
Canada	171.1	161.4	139.2	—	—	—	0.4	0.5	0.5
Japan	—	—	—	76.3	61.3	48.9	—	—	—
Mexico	7.8	7.9	8.1	—	—	—	—	—	—
Other	9.6	9.3	8.7	31.8	21.5	18.1	0.7	1.1	0.8

Totals	$930.7	927.6	1,016.3	$390.9	332.2	335.6	$487.4	457.8	325.6

MAJOR CUSTOMER:    For the years ended December 31, 2011, 2010 and 2009, the Company had one major customer which accounted for approximately $210.9 million, or 11.7%, $221.0 million, or 12.9%, and $217.7 million, or 12.0%, respectively, of total revenues. Revenues from the major customer for the years ended December 31, 2011, 2010 and 2009, respectively, are primarily attributable to the North America Services segment and the Merchant Services segment.